Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 108.6%

Corporate — 1.5%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	$11,665	$11,805,213
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	3,255	3,133,153
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,090,360

		19,028,726

County/City/Special District/School District — 30.8%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	2,000	1,757,092
California Municipal Finance Authority, RB, 5.00%, 06/01/43	2,000	2,186,334
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	200,798
Series A, 5.00%, 09/02/44	110	115,620
Series A, 5.00%, 09/02/48	110	115,373
Series B, 4.00%, 09/02/40	570	539,173
Series B, 4.00%, 09/02/50	690	626,078
Series C, 4.00%, 09/02/40	4,015	3,797,861
Series C, 4.00%, 09/02/50	2,885	2,617,731
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/39	1,000	1,056,830
5.00%, 09/02/40	950	1,007,985
5.00%, 09/02/44	1,150	1,208,759
5.00%, 09/02/49	1,675	1,756,430
4.00%, 09/02/50	760	700,586
5.00%, 09/02/50	760	800,134
Series C, 5.00%, 09/02/39	850	898,306
Series C, 5.00%, 09/02/44	130	136,642
Series C, 5.00%, 09/02/49	865	907,052
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	700	659,291
4.00%, 09/01/51	1,350	1,213,773
Chabot-Las Positas Community College District, GO, Series A, 4.00%, 08/01/47	1,500	1,528,923
Chaffey Joint Union High School District, GO, CAB(b)
Series C, 0.00%, 08/01/32	500	340,555
Series C, 0.00%, 08/01/33	1,000	649,755
Series C, 0.00%, 08/01/34	1,015	630,426
Series C, 0.00%, 08/01/35	1,090	646,564
Series C, 0.00%, 08/01/36	1,000	566,681
Series C, 0.00%, 08/01/37	1,300	703,147
Series C, 0.00%, 08/01/38	1,255	648,354
Series C, 0.00%, 08/01/39	1,500	740,913
Series C, 0.00%, 08/01/40	3,705	1,744,051
Series C, 0.00%, 08/01/41	610	273,072
Series C, 0.00%, 02/01/42	700	306,089
ChiNo.Valley Unified School District, GO, Series B, 5.00%, 08/01/55	1,285	1,400,604
ChiNo.Valley Unified School District, GOL, Series B, 4.00%, 08/01/45	640	627,999
City & County of San Francisco California, ARB COP, Series C, AMT, 5.25%, 03/01/32	1,050	1,071,926

Security	Par (000)	Value

County/City/Special District/School District (continued)
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/44	$11,300	$11,447,228
City of Dixon California, ST, 4.00%, 09/01/45	1,000	953,292
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,800	1,805,135
City of Roseville California, ST, 4.00%, 09/01/50	1,000	941,746
City of Sacramento California Transient Occupancy Tax Revenue, RB
Series A, 5.00%, 06/01/43	1,230	1,318,382
Series A, 5.00%, 06/01/48	3,750	3,995,344
Coronado Community Development Agency Successor Agency, Refunding TA, Series A, 5.00%, 09/01/33	1,785	1,886,502
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(c)	15,000	15,792,120
El Monte City School District, GO, Series B, 5.50%, 08/01/46	4,265	4,562,300
Elk Grove Unified School District, GO, 4.00%, 08/01/46	10,000	9,982,110
Fowler Unified School District, GO, Series A, (BAM), 5.25%, 08/01/46	3,700	3,984,637
Fremont Union High School District, Refunding GO, 4.00%, 08/01/40	2,500	2,529,048
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(c)	8,225	8,539,114
Glendale Community College District, GO, Series A, 4.00%, 08/01/46	8,000	8,178,128
Glendale Community College District, GO, CAB(b)
Series B, 0.00%, 08/01/43	1,875	806,858
Series B, 0.00%, 08/01/44	3,315	1,305,467
Series B, 0.00%, 02/01/45	3,475	1,277,730
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	4,000	3,959,804
Kern Community College District, GO(c)
Series C, 5.25%, 11/01/23	11,430	11,935,640
Series C, 5.75%, 11/01/23	12,085	12,707,945
Livermore Valley Joint Unified School District/CA, GO, 4.00%, 08/01/46(d)	15,000	14,955,420
Los Alamitos Unified School District, Refunding GO, 5.25%, 08/01/23(c)	3,700	3,840,337
Los Angeles County Facilities Inc., RB
5.00%, 12/01/28(c)	7,130	8,174,652
5.00%, 12/01/51	11,140	12,089,496
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/42	2,135	2,323,365
Series A, 5.00%, 07/01/44	2,000	2,200,562
Los Angeles County Public Works Financing Authority, Refunding RB
Series D, 5.00%, 12/01/45	1,430	1,497,522
Series F, 4.00%, 12/01/46	4,190	4,167,994
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,431,014
Mount San Antonio Community College District, Refunding GO
Series A, 5.00%, 08/01/23(c)	4,500	4,657,532
Series A, Election 2018, 5.00%, 08/01/44	8,000	8,786,240
Mount San Jacinto Community College District, GO
Series A, 5.00%, 08/01/35	3,565	3,790,793
Series C, 2.38%, 08/01/51	6,115	3,908,097

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Natomas Unified School District, GO, (BAM), 4.00%, 08/01/42	$5,000	$5,043,405
Newport Mesa Unified School District Refunding GO, CAB, 0.00%, 08/01/45(b)	8,485	3,203,775
Orange County Community Facilities District, ST
4.00%, 08/15/40	820	798,177
4.00%, 08/15/50	755	710,393
Perris Union High School District, GO, Series B, (BAM), 5.25%, 09/01/39	2,715	2,903,657
Perris Union High School District, Refunding COP, (BAM), 4.00%, 10/01/43	10,000	10,169,440
Rio Elementary School District, GO, Series A, (AGM), 5.25%, 08/15/25(c)	5,865	6,375,507
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	4,000	4,372,108
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	9,500	9,844,717
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	6,097,866
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,607,219
Series A, (BAM), 5.00%, 09/01/41	3,000	3,196,263
San Benito High School District, GO, 4.00%, 08/01/48	5,000	4,898,220
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	9,045	9,466,054
San Diego Unified School District, GO, Series B, 3.25%, 07/01/48	6,000	5,014,182
San Diego Unified School District, GO, CAB(b)
Series K-2, 0.00%, 07/01/38	2,755	1,429,696
Series K-2, 0.00%, 07/01/39	3,340	1,655,651
Series K-2, 0.00%, 07/01/40	4,285	2,024,872
San Francisco Bay Area Rapid Transit District, GO
Series A, 4.00%, 08/01/42	6,000	6,180,360
Series C-1, 3.00%, 08/01/50	2,500	2,057,088
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(c)	14,175	14,605,419
San Luis Obispo County Community College District, Refunding GO, Series B, 4.00%, 08/01/43	3,555	3,650,562
San Marcos Redevelopment Agency Successor Agency, Refunding TA
Series A, 5.00%, 10/01/32	1,700	1,819,796
Series A, 5.00%, 10/01/33	1,125	1,200,124
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	15,000	15,138,795
Santa Clara Unified School District, GO, 4.00%, 07/01/48	15,000	15,155,565
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/46	10,000	10,170,990
South San Francisco Public Facilities Financing Authority, RB, 4.00%, 06/01/46	4,890	4,892,557
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/49	2,500	2,699,980
Series B, Subordinate, 5.00%, 10/01/35	300	337,084
Series B, Subordinate, 5.00%, 10/01/38	600	670,624
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,379,854

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Contra Costa Unified School District, GO(c)
Series A, 5.50%, 08/01/39	$7,500	$7,803,982
Series B, 5.50%, 08/01/39	6,195	6,449,689
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	3,619,495

		396,555,627

Education — 11.9%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	10,939,690
Series V-1, 5.00%, 05/01/49	5,800	7,043,497
California Enterprise Development Authority, RB
Series A, 5.00%, 08/01/50	650	673,136
Series A, 5.00%, 08/01/55	1,000	1,033,911
Series A, 5.00%, 08/01/57	600	619,812
California Enterprise Development Authority, Refunding RB(e)
4.00%, 06/01/51	625	540,013
4.00%, 06/01/61	345	282,348
California Municipal Finance Authority, RB
3.00%, 10/01/41	965	828,809
4.00%, 10/01/46	965	973,268
4.00%, 10/01/51	1,150	1,146,165
(BAM), 3.00%, 05/15/54	3,000	2,269,773
Series A, 5.50%, 08/01/34(e)	500	509,664
Series A, 5.00%, 10/01/39(e)	680	700,112
Series A, 5.00%, 10/01/49(e)	1,145	1,165,104
Series A, 5.00%, 10/01/57(e)	2,255	2,281,489
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	2,040	2,163,828
5.00%, 08/01/48	1,245	1,289,548
Series B, 5.00%, 01/01/42	1,750	1,870,220
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(e)	195	169,786
California School Finance Authority, RB
6.65%, 07/01/33	595	610,259
5.00%, 06/01/40(e)	660	675,406
6.90%, 07/01/43	1,330	1,363,261
5.00%, 06/01/50(e)	1,030	1,042,515
5.00%, 08/01/52(d)(e)	1,875	1,916,092
5.00%, 06/01/59(e)	1,645	1,655,790
(NPFGC), 5.00%, 06/01/61(e)	820	809,910
5.00%, 08/01/61(d)(e)	5,315	5,364,456
4.00%, 06/01/51(e)	800	686,830
Series A, 6.00%, 07/01/33	1,500	1,550,479
Series A, 5.00%, 06/01/39(e)	740	742,210
Series A, (NPFGC), 5.00%, 06/01/41(e)	440	450,941
Series A, 6.30%, 07/01/43	3,000	3,106,248
Series A, 5.00%, 07/01/49(e)	1,350	1,391,093
Series A, (NPFGC), 5.00%, 06/01/51(e)	600	604,242
Series A, 5.00%, 06/01/58(e)	9,215	9,051,252
Series A, 5.00%, 07/01/59(e)	2,565	2,543,159
Series A, 4.00%, 06/01/61(e)	1,300	1,056,507
Series B, 4.00%, 07/01/45(e)	1,035	930,827
California School Finance Authority, Refunding RB(e)
5.00%, 08/01/46	1,145	1,161,102
Series A, 5.00%, 07/01/36	755	777,560

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	$4,000	$4,329,448
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,398,160
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	1,870	1,923,863
Series A, 5.00%, 07/01/61	9,360	9,381,827
University of California, RB, Series M, 5.00%, 05/15/47	15,000	15,970,020
University of California, Refunding RB
5.25%, 05/15/44(c)(d)	19,420	20,348,493
Series AM, 5.25%, 05/15/36	2,970	3,124,375
Series AO, 5.00%, 05/15/40	5,430	5,724,062
Series AZ, 4.00%, 05/15/48	6,000	5,967,312
Series BE, 4.00%, 05/15/47	10,000	9,944,670

		153,102,542

Health — 13.6%
California Health Facilities Financing Authority RB
5.00%, 08/15/55(d)	9,000	9,360,621
RB, 5.00%, 11/15/49	5,000	5,347,705
California Health Facilities Financing Authority, RB
4.00%, 11/15/47	825	793,356
Series A, 5.00%, 11/15/35	1,960	2,135,702
Series A, 4.00%, 11/15/42	450	456,445
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/40	700	766,182
3.00%, 08/15/51	8,975	7,287,108
Series A, 5.00%, 07/01/23(c)	10,000	10,327,280
Series A, 5.00%, 10/01/24(c)	4,745	5,037,192
Series A, 5.00%, 10/01/38	6,225	6,455,039
Series A, 4.00%, 03/01/39	895	907,697
Series A, 4.00%, 03/01/43	1,315	1,328,514
Series A, 4.00%, 08/15/48	7,250	7,179,639
Series A, 4.00%, 04/01/49	3,570	3,455,478
Series B, 5.00%, 11/15/26(c)	3,385	3,738,922
Series B, 5.00%, 11/15/46	7,280	7,750,434
California Municipal Finance Authority, RB
4.00%, 11/15/52	1,000	964,031
4.00%, 11/15/56	1,100	1,044,703
Series A, 3.00%, 02/01/46	5,000	3,896,180
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/37	3,110	3,304,891
Series A, 5.00%, 11/01/39(e)	600	627,541
Series A, 5.00%, 02/01/42	9,250	9,753,977
Series A, 5.00%, 11/01/49(e)	675	697,041
California Statewide Communities Development Authority, RB
4.25%, 01/01/43	3,450	3,474,730
4.00%, 08/01/45	5,000	4,940,690
4.00%, 07/01/48	4,000	3,935,232
California Statewide Communities Development Authority, Refunding RB
4.00%, 04/01/42	5,600	5,628,896
4.00%, 04/01/47	3,975	3,942,445
5.00%, 04/01/47	2,995	3,166,116
Series A, 5.00%, 08/15/51	1,635	1,756,551
Series A, 5.00%, 12/01/53	1,000	1,094,158
Series A, 4.00%, 12/01/57	6,500	6,535,730

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued) Series A, 5.00%, 12/01/57	$1,750	$1,912,438
Regents of the University of California Medical Center Pooled Revenue, RB, 5.00%, 05/15/47(d)	38,450	42,257,088
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,176,792

		175,436,544

Housing — 11.8%
California Community Housing Agency, RB, M/F Housing(e)
4.00%, 08/01/46	2,495	1,969,897
3.00%, 08/01/56	3,595	2,521,220
3.00%, 02/01/57	6,005	4,146,703
4.00%, 02/01/50	1,105	837,004
4.00%, 08/01/51	5,635	4,384,041
Series A, 5.00%, 04/01/49	9,400	8,079,150
Series A, 4.00%, 02/01/56	6,115	5,011,573
Series A-1, 4.00%, 08/01/50	1,160	912,113
Series A-2, 4.00%, 08/01/47	3,735	3,004,583
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	4,969	4,762,549
Class A, Class A, (FHLMC), 3.75%, 03/25/35	14,896	14,836,517
Series 2021-1, Class A, 3.50%, 11/20/35	3,288	3,223,719
Series A, 4.25%, 01/15/35	2,248	2,349,049
California Housing Finance, RB, M/F Housing, Series 2, Class A, 4.00%, 03/20/33	7,935	8,168,396
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	5,000	4,330,660
CMFA Special Finance Agency VII, RB, M/F Housing, 4.00%, 08/01/47(e)	2,080	1,591,206
CMFA Special Finance Agency VIII, RB, M/F Housing, 3.00%, 08/01/56(e)	2,340	1,648,928
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(e)	2,605	1,954,404
CMFA Special Finance Agency, RB, M/F Housing(e)
Series A, 4.00%, 12/01/45	2,805	2,255,186
Series A-2, 4.00%, 08/01/45	2,750	2,163,178
CSCDA Community Improvement Authority, RB, M/F Housing(e)
4.00%, 10/01/46	5,285	4,212,647
2.65%, 12/01/46	3,545	2,794,839
4.00%, 07/01/56	7,520	6,137,652
4.00%, 08/01/56	10,990	9,608,876
3.00%, 09/01/56	1,475	1,038,149
3.00%, 02/01/57	1,625	1,139,122
3.25%, 04/01/57	4,710	3,429,572
4.00%, 04/01/57	4,910	3,555,974
4.00%, 05/01/57	5,660	4,435,023
Class 2, 4.00%, 06/01/58	7,480	5,921,190
Series A, 5.00%, 07/01/51	1,075	1,029,000
Series B, 4.00%, 02/01/57	1,585	1,174,539
Senior Lien, 3.00%, 06/01/47	2,705	2,079,872
Senior Lien, 3.13%, 06/01/57	3,530	2,461,127
Class 2, Senior Lien, 4.00%, 12/01/58	3,770	3,028,204
Series B, Sub Lien, 4.00%, 12/01/59	575	357,632

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Series CA, Class A, 3.35%, 11/25/33	$17,807	$17,485,158
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500	3,503,983

		151,542,635

State — 7.7%
California State Public Works Board, RB
4.00%, 05/01/47	9,000	9,088,119
Series I, 5.50%, 11/01/33	4,590	4,807,410
City of Roseville California, ST, 4.00%, 09/01/45	100	95,529
State of California GO, 4.00%, 03/01/46(d)	10,000	10,303,200
State of California, GO
4.00%, 04/01/49	5,550	5,656,283
4.00%, 03/01/50(d)	5,000	4,981,175
State of California, Refunding GO
5.00%, 09/01/35	9,000	9,769,419
4.00%, 03/01/36	20,000	20,679,280
4.00%, 10/01/41	1,000	1,024,739
5.00%, 08/01/45	5,690	6,009,795
4.00%, 04/01/49	15,385	15,617,144
Various Purposes, 4.00%, 03/01/40	11,000	11,197,582

		99,229,675

Tobacco — 3.1%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	755	739,917
5.00%, 06/01/50	560	597,055
Series A, 4.00%, 06/01/49	2,105	2,105,927
Series B-1, Subordinate, 4.00%, 06/01/49	325	315,000
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	7,575	1,481,640
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,567,094
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A, (AGM-CR SAP), 5.00%, 06/01/25	9,765	10,504,621
Series A-1, 5.00%, 06/01/28	5,390	6,134,650
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Subordinate, 0.00%, 06/01/66(b)	21,730	2,380,435
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,330	8,976,610
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	25,600	4,676,070

		39,479,019

Transportation — 20.3%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	3,000	3,221,112
Bay Area Toll Authority, Refunding RB
4.00%, 04/01/42	5,000	5,023,915
Sub-Series S-8, Subordinate, 3.00%, 04/01/54	13,180	10,548,178
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	6,790,166
AMT, Senior Lien, 4.00%, 12/31/47	21,415	19,592,305
AMT, Senior Lien, (AGM), 4.00%, 12/31/47	2,845	2,831,210
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,233,408
City of Los Angeles Department of Airports, ARB Series A, AMT, 5.25%, 05/15/38	1,735	1,875,910

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles Department of Airports, ARB (continued)
Series A, AMT, 5.00%, 05/15/40	$3,830	$3,983,874
Series B, AMT, 5.00%, 05/15/36	2,865	3,004,901
Series C, AMT, 5.00%, 05/15/45	5,000	5,436,735
Series D, AMT, 5.00%, 05/15/35	4,000	4,165,576
Series D, AMT, 5.00%, 05/15/36	3,000	3,124,488
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,029,905
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,415,282
Series C, AMT, Subordinate, 5.00%, 05/15/44	5,955	6,293,226
City of Los Angeles Department of Airports, Refunding ARB
5.00%, 05/15/43	7,000	7,713,685
AMT, 4.00%, 05/15/42	1,000	985,813
AMT, 5.00%, 05/15/43	2,175	2,326,791
AMT, 3.25%, 05/15/49	1,500	1,179,215
Series D, AMT, 4.00%, 05/15/39	4,305	4,279,975
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	13,290	14,039,543
Sub-Series B, 5.00%, 07/01/41	3,000	3,181,269
Series C, AMT, 5.00%, 07/01/37	3,000	3,206,493
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,417,424
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/32	1,800	1,978,565
Series A, AMT, 5.00%, 03/01/41	6,150	6,457,814
Series A, AMT, 5.00%, 03/01/47	18,540	19,691,353
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	700	717,520
Riverside County Transportation Commission, Refunding RB
2nd Lien, 4.00%, 06/01/47	715	675,026
Senior Lien, 4.00%, 06/01/46	1,235	1,177,496
Senior Lien, 3.00%, 06/01/49	6,000	4,397,004
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	6,000	6,266,844
San Diego County Regional Airport Authority, Refunding ARB
Series A, 5.00%, 07/01/42	4,275	4,537,750
AMT, Subordinate, 5.00%, 07/01/37	350	377,030
AMT, Subordinate, 5.00%, 07/01/38	350	376,362
AMT, Subordinate, 5.00%, 07/01/39	500	537,316
AMT, Subordinate, 5.00%, 07/01/40	700	751,339
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
4.00%, 05/01/52	5,500	5,383,532
Series 2020, AMT, 4.00%, 05/01/39	6,800	6,600,971
Series A, AMT, 5.25%, 05/01/33	3,340	3,410,334
Series A, AMT, 5.00%, 05/01/40	3,785	3,859,852
Series A, AMT, 5.00%, 05/01/42	5,050	5,280,522
Series A, AMT, 5.00%, 05/01/44	16,160	17,012,995
Series A, AMT, 5.00%, 05/01/47	5,000	5,216,755
Series A, AMT, 5.00%, 05/01/49	3,500	3,698,898
Series B, AMT, 5.00%, 05/01/41	5,000	5,270,480
Series D, AMT, 5.00%, 05/01/43	7,715	8,122,776

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series D, AMT, 5.25%, 05/01/48	$2,250	$2,411,852
Series E, AMT, 5.00%, 05/01/45(d)	16,250	17,262,066

		261,372,851

Utilities — 7.9%
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	5,655,907
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	3,883,327
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/36	2,335	2,476,550
East Bay Municipal Utility District Water System Revenue, RB
Series A, 4.00%, 06/01/45	4,585	4,682,748
Series A, 5.00%, 06/01/49	11,190	12,387,308
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,198,051
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/47	3,475	3,908,228
Series B, 5.00%, 07/01/43	5,940	6,530,680
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 07/01/47	925	1,046,766
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/42	12,265	13,226,367
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45(d)	20,000	20,359,880
San Diego Public Facilities Financing Authority, Refunding RB
Series A, Subordinate, 5.00%, 08/01/43	9,655	10,583,241
Series A, Subordinate, 5.25%, 08/01/47	5,000	5,557,030
San Francisco City & County Public Utilities Commission Power Revenue, RB, Series A, 5.00%, 11/01/39	5,245	5,503,159
San Juan Water District, Refunding RB, 5.25%, 02/01/33	1,095	1,096,544
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	2,000	1,979,268

		102,075,054

Total Municipal Bonds in California		1,397,822,673

Puerto Rico — 5.2%

State — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	10,719	10,852,130
Series A-1, Restructured, 5.00%, 07/01/58	19,006	19,454,161
Series A-2, Restructured, 4.33%, 07/01/40	5,766	5,717,612
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,457,007
Series B-1, Restructured, 4.75%, 07/01/53	1,583	1,602,379
Series B-1, Restructured, 5.00%, 07/01/58	8,899	9,108,020
Series B-2, Restructured, 4.33%, 07/01/40	7,022	6,988,344

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$1,535	$1,553,421
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	26,291	7,386,640

		65,119,714

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	95	97,228

Utilities — 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/33	2,185	2,193,401

Total Municipal Bonds in Puerto Rico		67,410,343

Total Municipal Bonds — 113.8% (Cost: $1,526,652,385)		1,465,233,016

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 60.3%

County/City/Special District/School District — 20.0%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	9,500	10,329,398
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	4,996	5,069,550
Los Angeles County Public Works Financing Authority, Refunding RB
Series A, 5.00%, 12/01/39	17,850	18,532,049
Series A, 5.00%, 12/01/44	14,095	14,586,760
Los Angeles Unified School District, GO, Election 2008, Series B-1, 5.25%, 07/01/42(g)	7,075	7,746,955
Palomar Community College District, GO, Series C, 5.00%, 08/01/25	45,420	49,024,687
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	20,000	21,860,538
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	19,995	21,622,180
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	13,170	13,395,190
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/45	35,230	38,089,408
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	10,865,215
Southwestern Community College District, GO, Series D, 5.00%, 08/01/44	10,820	11,672,686
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	34,000	34,926,552

		257,721,168

Education — 11.3%
California State University, Refunding RB
4.00%, 11/01/45	7,980	7,770,496
Series A, 5.00%, 11/01/41	9,775	10,358,813
Series A, 5.00%, 11/01/42(g)	13,430	14,377,090
Series A, 5.00%, 11/01/43	24,004	25,386,312
University of California, RB
0.00%, 11/15/43	2,000	1,943,060

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of California, RB (continued)
Series AM, 5.25%, 05/15/44	$19,420	$9,710,000
University of California, Refunding RB
5.25%, 05/15/44	11,950	12,521,300
Series AF, 5.00%, 05/15/39	5,000	5,119,075
Series AZ, 5.00%, 05/15/43(g)	12,000	13,012,494
Series I, 5.00%, 05/15/40	42,980	44,939,696

		145,138,336

Health — 11.9%
California Health Facilities Financing Authority, RB
5.00%, 11/15/56	12,000	12,603,012
Series A, 5.00%, 11/15/41	11,000	11,938,427
Series A, 4.00%, 11/15/42	7,500	7,607,425
Series A, 5.00%, 08/15/52	24,520	25,399,361
Series B, 5.00%, 08/15/55	9,000	6,750,000
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/43	44,365	47,918,359
Series A, 4.00%, 10/01/47	11,015	10,997,239
Sub-Series A-2, 4.00%, 11/01/44	31,000	30,526,522

		153,740,345

State — 1.9%
State of California, GO(g)
4.00%, 03/01/46	10,000	5,000,000
4.00%, 03/01/50	5,000	3,335,000
State of California, Refunding GO
5.00%, 08/01/37	10,975	12,099,691
5.25%, 10/01/39	3,000	3,271,006

		23,705,697

Transportation — 9.2%
Bay Area Toll Authority, Refunding RB(g)
4.00%, 04/01/42	11,250	11,303,813
4.00%, 04/01/49	16,560	16,472,177
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	11,000	11,441,942
Series A, AMT, 5.00%, 05/15/45	10,045	10,417,307
Series B, AMT, 5.00%, 05/15/41	7,290	7,610,068
Series B, AMT, 5.00%, 05/15/46	5,000	5,201,450
Series D, AMT, 5.00%, 05/15/41	26,643	27,689,696
Los Angeles County Facilities Inc., RB, 5.00%, 12/01/51(g)	11,420	12,666,370
San Diego County Regional Airport Authority, ARB(g)
Series B, AMT, Subordinate, 4.00%, 07/01/56	5,002	4,667,018
Series B, AMT, Subordinate, 5.00%, 07/01/56	3,001	3,200,333
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(g)	16,250	8,125,000

		118,795,174

Utilities — 6.0%
Beaumont Public Improvement Authority, RB, Series A, 5.00%, 09/01/49.	6,000	6,460,560
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	20,080	21,165,454

Security	Par (000)	Value

Utilities (continued)
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	$14,825	$16,136,901
Los Angeles Ca Waste Water System Revenue, 4.00%, 06/01/52	10,000	10,012,393
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	8,943,917
Mountain House Public Financing Authority, RB, Series A, 4.00%, 12/01/55	4,500	4,628,988
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	10,000,000

		77,348,213

Total Municipal Bonds in California		776,448,933

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.3% (Cost: $778,227,637)		776,448,933

Total Long-Term Investments — 174.1% (Cost: $2,304,880,022)		2,241,681,949

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(h)(i)	67,910,962	67,863,425

Total Short-Term Securities — 5.3% (Cost: $67,863,425)		67,863,425

Total Investments — 179.4% (Cost: $2,372,743,447)		2,309,545,374

Liabilities in Excess of Other Assets — (6.0)%		(76,611,258)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.5)%		(418,912,572)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.9)%		(526,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,287,621,544

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to July 1, 2029, is $68,933,463.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$19,391,202	$48,495,420	(a)	$—	$(15,432)	$(7,765)	$67,863,425	67,910,962	$29,304	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	272	06/21/22	$32,381	$317,866
U.S. Long Bond	282	06/21/22	39,621	823,909
5-Year U.S. Treasury Note	449	06/30/22	50,541	283,721

				$1,425,496

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,465,233,016	$—	$1,465,233,016
Municipal Bonds Transferred to Tender Option Bond Trusts	—	776,448,933	—	776,448,933

7

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$67,863,425	$—	$—	$67,863,425

	$67,863,425	$2,241,681,949	$—	$2,309,545,374

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,425,496	$—	$—	$1,425,496

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(418,578,687)	$—	$(418,578,687)
VMTP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)

	$—	$(944,978,687)	$—	$(944,978,687)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	8